SHARE CAPITAL (Details 6) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017	Dec. 31, 2016
Calculation of diluted income loss per share [Abstract]
Loss from continuing operations	[1]									$ (101.7)	$ (8.6)
Net earnings (loss)		$ (22.3)		$ 4.1		$ (13.9)		$ 25.6		$ (108.0)	$ (7.0)
Basic weighted average number of shares outstanding		513.3		513.0		511.2		509.6		564.7	511.8
Stock options		0.0		2.8		0.0		1.1		0.0
Diluted weighted average number of shares outstanding		513.3		515.8		511.2		510.7		564.7	511.8
Loss from continuing operations per share: Basic										$ (0.18)	$ (0.02)
Diluted earnings (loss) per share		$ (0.04)	[2]	$ 0.01	[2]	$ (0.03)	[2]	$ 0.05	[2]	(0.19)	(0.01)	[2]
Loss from continuing operations per share: Diluted										(0.18)	(0.02)
Basic earnings (loss) per share		$ (0.04)		$ 0.01		$ (0.03)		$ 0.05		$ (0.19)	$ (0.01)

[1]	For the year ended December 31, 2017 and comparative periods, Peak Mines has been classified as a discontinued operation and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines. Refer to Note 16 for further details.
[2]	For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.